CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Current Assets
Cash and cash equivalents	$ 676,137	$ 1,552,060
Prepaid expenses	60,000
Total Current Assets	736,137	$ 1,552,060
Other Assets
Trademarks	5,401	5,401
Total Other Assets	5,401	5,401
Total Assets	741,538	1,557,461
Current liabilities:
Accounts payable	559,150	106,169
Accrued expenses	$ 8,260	60,317
Accrued interest		25,833
Promissory notes		600,000
Derivative warrant liability	$ 738,955	1,450,943
Due to related party	70,386	56,134
Total Current Liabilities	$ 1,376,751	$ 2,299,396
Commitments and contingencies
Stockholders' Deficit
Preferred stock - $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.001 par value; 90,000,000 shares authorized; 34,117,886 and 30,025,295 shares issued and outstanding at September 30, 2015 and 2014, respectively	$ 34,118	$ 30,025
Additional paid-in capital	8,371,218	5,366,321
Accumulated deficit	(9,040,549)	(6,138,281)
Total Stockholders' Deficit	(635,213)	(741,935)
Total Liabilities and Stockholders' Deficit	$ 741,538	$ 1,557,461